SIGNIFICANT ACCOUNTING POLICIES - Capital Advance receivable, net outstanding gross (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total	$ 73,625	$ 67,682	$ 33,490	$ 60,636	$ 16,909
Current	72,024	66,018		58,468
1-30 days overdue
Financing Receivable, Past Due [Line Items]
Total	15,202	10,143		10,857
Overdue	404	263		1,373
30-60 overdue
Financing Receivable, Past Due [Line Items]
Total	23,963	19,726		16,016
Overdue	113	129		619
60-90 overdue
Financing Receivable, Past Due [Line Items]
Total	28,957	34,979		31,595
Overdue	204	218		96
Above 90 overdue
Financing Receivable, Past Due [Line Items]
Total	3,902	1,170
Overdue	$ 880	$ 1,054		$ 80